Summary of Net Costs Related to Pension and OPEB Plans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		7 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Employee retirement costs	Mar. 31, 2012 Employee retirement costs	Jul. 31, 2012 Employee retirement costs	Aug. 31, 2012 Employee retirement costs	Oct. 31, 2012 Employee retirement costs	Dec. 31, 2012 Employee retirement costs	Mar. 31, 2013 OPEB Costs	Mar. 31, 2012 OPEB Costs	Dec. 31, 2012 Pension Plans		Dec. 31, 2011 Pension Plans		Dec. 31, 2010 Pension Plans		Mar. 31, 2013 OPEB Plan	Dec. 31, 2012 OPEB Plan		Dec. 31, 2011 OPEB Plan		Dec. 31, 2010 OPEB Plan
Assumptions Used to Determine Net Periodic Pension and Benefit Cost:
Discount rate								5.00%	4.15%	4.20%				5.00%	[1]	5.50%	[1]	5.90%	[1]	4.10%	4.95%	[1]	5.55%	[1]	5.90%	[1]
Expected return on plan assets			6.70%								4.10%			7.40%		7.70%		8.00%		6.70%	6.80%		7.10%		7.60%
Rate of compensation increase														3.81%		3.74%		3.71%
Components of Net Pension and Benefit Cost:
Service cost						$ 6	$ 5					$ 1	$ 1	$ 23		$ 20		$ 19			$ 5		$ 7		$ 6
Interest cost						31	27					10	10	106		110		106			39		54		52
Expected return on assets						(30)	(26)					(3)	(3)	(109)		(99)		(97)			(12)		(14)		(15)
Amortization of net transition obligation																					1		1		1
Amortization of prior service cost (credit)												(5)	(5)			1		1			(20)		(1)		(1)
Amortization of net loss														78		63		38			14		27		20
Settlement charges														81
Net cost						24	25					9	6	179		95		67			27		74		63
Amortization of net loss						17	19					6	3	78		63		38			14		27		20
Total net pension and OPEB costs	33	31	206	169	130
Less amounts deferred principally as property or a regulatory asset	(24)	(22)	169	132	93
Net amounts recognized as expense	9	9	37	37	37
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income :
Net loss (gain)														110		106		124			83		(91)		75
Prior service cost (credit)																							(127)		1
Amortization of net loss						(17)	(19)					(6)	(3)	(78)		(63)		(38)			(14)		(27)		(20)
Amortization of transition obligation (asset)																					(1)		(1)		(1)
Amortization of prior service (cost) credit																(1)		(1)			20		1
Settlement charges														(81)
Curtailment														(5)
Total recognized as regulatory assets or other comprehensive income														(54)		42		85			88		(245)		55
Total recognized in net periodic pension and benefit costs and as regulatory assets or other comprehensive income														$ 125		$ 137		$ 152			$ 115		$ (171)		$ 118
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate														4.10%		5.00%		5.50%			4.10%		4.95%		5.55%
Rate of compensation increase														3.94%		3.81%		3.74%

[1]	As a result of the amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%.